GuideMark World ex-US Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Australia - 5.5%
ANZ Group Holdings Ltd.	15,176	$267,398
Aristocrat Leisure, Ltd.	1,362	57,518
ASX, Ltd.	849	34,141
BHP Billiton, Ltd.	17,283	421,615
BlueScope Steel, Ltd.	11,358	131,334
Brambles Ltd.	6,507	77,389
CAR Group Ltd.	3,150	70,100
Cochlear, Ltd.	1,711	306,403
Coles Group, Ltd.	27,425	320,147
Commonwealth Bank of Australia	4,886	462,319
CSL, Ltd.	1,019	177,765
Endeavour Group, Ltd.	11,468	29,750
Fortescue Ltd.	9,558	107,628
Insurance Australia Group, Ltd.	17,009	88,961
Lottery Corp. Ltd.	102,440	312,448
Macquarie Group, Ltd.	1,188	162,474
Medibank Private, Ltd.	25,983	60,901
National Australia Bank, Ltd.	15,989	366,345
Northern Star Resources Ltd.	4,571	43,430
Origin Energy, Ltd.	11,398	76,778
Pro Medicus Ltd.	4,327	668,402
Qantas Airways Ltd. (a)	6,752	37,379
QBE Insurance Group, Ltd.	10,558	125,385
REA Group, Ltd.	1,279	184,001
Rio Tinto, Ltd.	1,854	134,439
SGH Ltd.	605	17,211
Suncorp Group, Ltd.	12,034	141,385
Telstra Group Ltd.	9,679	23,988
Wesfarmers, Ltd.	9,270	409,526
Westpac Banking Corp.	16,178	322,929
WiseTech Global Ltd.	715	53,377
Woolworths, Ltd.	13,689	258,047
		5,950,913

Austria - 0.2%
Erste Group Bank AG	4,144	256,498

Belgium - 0.6%
Ageas SA	3,538	172,018
Anheuser-Busch InBev SA	3,040	152,195
KBC Group NV	420	32,428
Lotus Bakeries NV	2	22,386
UCB SA	1,211	241,066
		620,093

Canada - 11.8%
Agnico Eagle Mines Ltd.	2,235	174,857
Air Canada (a)	4,730	73,248
Alimentation Couche-Tard, Inc.	5,917	328,153
AltaGas Ltd.	5,137	119,647
Bank of Montreal	1,910	185,426
Bank of Nova Scotia	3,860	207,279
Brookfield Asset Management Ltd. - Class A	1,513	82,057
Brookfield Corp.	2,969	170,649
Canadian Imperial Bank of Commerce	3,216	203,437
Canadian Natural Resources, Ltd.	11,085	342,240
Canadian Pacific Kansas City Ltd.	240	17,377
Canadian Tire Corp. Ltd. - Class A	2,662	280,043
Canadian Utilities, Ltd. - Class A	981	23,784
Cenovus Energy, Inc.	28,169	427,008
CGI, Inc.	1,152	126,047
Constellation Software, Inc.	261	807,069
Descartes Systems Group, Inc. (a)	1,155	131,293
Dollarama, Inc.	4,676	456,328
Element Fleet Management Corp.	3,144	63,560
Empire Co. Ltd.	22,134	675,823
Enbridge, Inc.	5,564	236,154
Fairfax Financial Holdings Ltd.	374	520,366
FirstService Corp.	275	49,815
George Weston, Ltd.	2,699	419,726
Gildan Activewear, Inc.	969	45,604
Great-West Lifeco, Inc.	5,299	175,730
Hydro One, Ltd. (b)	1,513	46,597
iA Financial Corp., Inc.	1,756	162,865
IGM Financial, Inc.	884	28,234
Imperial Oil, Ltd.	4,099	252,621
Intact Financial Corp.	439	79,933
Ivanhoe Mines Ltd. - Class A (a)	5,362	63,638
Keyera Corp.	2,581	78,932
Kinross Gold Corp.	12,372	114,902
Loblaw Cos. Ltd.	5,094	670,376
Lundin Mining Corp.	1,344	11,566
Manulife Financial Corp.	12,076	370,988
MEG Energy Corp.	4,083	67,035
Metro, Inc.	1,993	124,991
National Bank of Canada	1,450	132,184
Nutrien Ltd.	3,725	166,678
Onex Corp.	1,632	127,476
Open Text Corp.	1,873	53,006
Parkland Corp. (b)	7,994	180,796
Pembina Pipeline Corp.	4,741	175,167
Power Corp. of Canada	4,813	150,137
Quebecor, Inc. - Class B	2,448	53,645
Royal Bank of Canada	6,421	774,210
Saputo, Inc.	5,107	88,785
Shopify, Inc. - Class A (a)	2,602	276,935
Stantec, Inc.	2,009	157,623
Sun Life Financial, Inc.	1,085	64,423
Suncor Energy, Inc.	13,180	470,462
TC Energy Corp.	3,434	160,036
TFI International, Inc.	555	74,996
Thomson Reuters Corp.	627	100,681
TMX Group Ltd.	4,995	153,869
Toronto-Dominion Bank	5,930	315,714
Wheaton Precious Metals Corp.	1,596	89,834
WSP Global, Inc.	3,022	531,806
		12,713,861

China - 0.0%(c)
Yangzijiang Shipbuilding Holdings, Ltd.	23,012	50,301

Denmark - 2.8%
AP Moller - Maersk AS - Class A	179	287,988
AP Moller - Maersk AS - Class B	175	291,158
Danske Bank AS	2,847	80,720
Demant AS (a)	1,447	53,259
Genmab AS (a)	273	57,014
Novo Nordisk AS - Class B	18,431	1,590,260
Novonesis – Class B	425	24,083
Pandora AS	1,786	326,759
Rockwool AS - Class B	591	210,299
Zealand Pharma AS (a)	764	75,999
		2,997,539

Finland - 0.6%
Kone OYJ - Class B	891	43,436
Nokia OYJ	73,328	324,361
Orion Oyj - Class B	6,082	269,516
Wartsila OYJ Abp	2,698	47,816
		685,129

France - 9.5%
Accor SA	1,968	95,719
Air Liquide SA	528	85,832
Airbus SE	492	78,784
Alstom SA (a)	938	20,930
Arkema SA	886	67,418
AXA SA	12,537	446,188
BioMerieux	783	83,805
BNP Paribas SA	4,901	300,906
Bollore SE	22,490	138,292
Bouygues SA	13,347	395,213
Bureau Veritas SA	826	25,094
Canal+ SADIR (a)	20,243	51,444
Capgemini SE	718	117,269
Carrefour SA	19,740	280,956
Cie de Saint-Gobain SA	5,171	459,504
Cie Generale des Etablissements Michelin SCA	4,350	143,139
Credit Agricole SA	22,232	305,902
Danone SA	2,291	154,825
Dassault Aviation SA	515	105,233
Dassault Systemes SE	1,454	50,314
Eiffage SA	3,813	334,367
EssilorLuxottica SA	620	151,237
Hermes International SCA	208	499,070
Ipsen SA	4,309	493,901
La Francaise des Jeux SAEM (b)	11,463	441,447
L'Oreal SA	1,552	549,413
Louis Hachette Group (a)	20,243	31,663
LVMH Moet Hennessy Louis Vuitton SE	1,254	824,873
Orange SA	19,338	192,951
Publicis Groupe SA	1,978	210,577
Rexel SA	10,346	263,508
Safran SA	1,214	265,997
Sanofi SA	5,846	568,295
Schneider Electric SE	1,427	355,261
SEB SA	2,694	243,455
Societe Generale SA	5,276	148,074
Sodexo SA	251	20,683
Teleperformance	1,980	169,831
Thales SA	228	32,740
TotalEnergies SE	13,179	734,267
Vinci SA	2,687	276,645
		10,215,022

Germany - 9.2%
adidas AG	1,947	478,893
Allianz SE	1,446	444,447
Bayer AG	25,211	503,589
Bechtle AG	2,689	86,242
Beiersdorf AG	715	92,064
Brenntag SE	923	55,508
Commerzbank AG	10,218	167,805
Continental AG	2,922	196,895
CTS Eventim AG & Co. KGaA	298	25,192
Deutsche Bank AG	35,373	610,429
Deutsche Boerse AG	711	163,783
Deutsche Lufthansa AG	10,450	67,159
Deutsche Post AG	11,721	413,780
Deutsche Telekom AG	20,409	611,517
Evonik Industries AG	11,679	203,005
Fresenius Medical Care AG	9,480	431,632
Fresenius SE & Co. KGaA (a)	8,661	300,632
Hannover Rueck SE	284	71,119
Heidelberg Materials AG	2,972	367,230
Henkel AG & Co. KGaA	444	34,210
Knorr-Bremse AG	1,861	135,074
Mercedes-Benz Group AG	6,945	387,196
Merck KGaA	646	94,008
MTU Aero Engines AG	370	123,579
Muenchener Rueckversicherungs-Gesellschaft AG	602	303,747
Nemetschek SE	1,286	124,925
Puma SE	4,706	216,386
Rational AG	438	375,151
Rheinmetall AG	515	329,038
SAP SE	4,441	1,092,373
Scout24 SE (b)	400	35,296
Siemens AG	2,063	402,274
Siemens Energy AG (a)	7,868	417,568
Symrise AG	348	37,122
Talanx AG	3,041	258,642
Zalando SE (a)(b)	8,891	297,433
		9,954,943

Hong Kong - 1.9%
AIA Group, Ltd.	8,037	57,729
BOC Hong Kong Holdings, Ltd.	75,554	241,254
CK Hutchison Holdings, Ltd.	64,884	344,952
CK Infrastructure Holdings Ltd.	9,340	69,335
Hang Seng Bank, Ltd.	5,100	62,469
HKT Trust and HKT, Ltd. - Stapled Security	32,221	39,794
Hong Kong Exchange & Clearing, Ltd.	4,480	167,681
Jardine Matheson Holdings, Ltd.	10,142	415,145
Power Asstes Holdings Ltd.	6,587	45,874
SITC International Holdings Co. Ltd.	16,028	42,502
Techtronic Industries Co. Ltd.	10,078	132,485
WH Group, Ltd. (b)	506,696	390,477
		2,009,697

Ireland - 0.7%
AerCap Holdings NV	1,034	98,954
AIB Group PLC	9,957	55,061
Bank of Ireland Group PLC	3,608	32,903
DCC PLC	2,161	138,468
Experian PLC	4,060	174,497
James Hardie Industries PLC (a)	4,057	125,040
Kerry Group Plc - Class A	538	51,888
Kingspan Group PLC	213	15,485
Kingspan Group PLC (a)	206	15,052
		707,348

Israel - 1.4%
Azrieli Group, Ltd.	324	26,741
Bank Hapoalim BM	4,017	48,494
Bank Leumi Le-Israel BM	5,888	70,051
Check Point Software Technologies, Ltd. (a)	974	181,846
CyberArk Software, Ltd. (a)	320	106,608
ICL Group Ltd.	34,241	169,111
Monday.com Ltd. (a)(d)	432	101,710
Teva Pharmaceutical Industries Ltd. - ADR (a)	21,015	463,171
Wix.com, Ltd. (a)	1,699	364,520
		1,532,252

Italy - 3.0%
Banco BPM SpA	21,122	171,017
Enel SpA	18,648	133,076
Eni SpA	24,355	333,136
FinecoBank Banca Fineco SpA	7,414	129,395
Generali	12,098	342,276
Intesa Sanpaolo SpA	52,897	212,160
Leonardo SpA	8,319	223,813
Mediobanca Banca di Credito Finanziario SpA	7,991	116,700
Moncler SpA	4,805	253,659
Poste Italiane SpA (b)	19,325	273,315
Prysmian SpA	4,534	290,160
UniCredit SpA	9,915	397,080
Unipol Gruppo SpA	24,782	309,490
		3,185,277

Japan - 19.7%
Advantest Corp.	6,250	355,368
Aisin Corp.	27,651	308,922
Ajinomoto Co., Inc.	2,201	89,605
ANA Holdings, Inc.	8,003	145,251
Asahi Group Holdings, Ltd.	12,714	133,379
Asahi Kasei Corp.	16,567	114,151
Asics Corp.	19,476	379,934
Astellas Pharma, Inc.	8,974	87,144
Bandai Namco Holdings, Inc.	4,568	108,925
Bridgestone Corp.	2,016	67,764
Brother Industries, Ltd.	12,512	211,653
Canon, Inc.	4,684	152,144
Capcom Co. Ltd.	7,552	164,283
Chugai Pharmaceutical Co. Ltd.	4,057	178,837
Concordia Financial Group Ltd.	8,680	47,735
Dai-ichi Life Holdings, Inc.	6,251	166,566
Daiichi Sankyo Co. Ltd.	6,504	177,971
Daikin Industries, Ltd.	347	40,488
Daito Trust Construction Co. Ltd.	197	22,024
Daiwa Securities Group, Inc.	7,361	48,573
Denso Corp.	3,664	50,516
Disco Corp.	756	200,550
Don Quijote Co., Ltd.	4,433	120,430
Eisai Co. Ltd.	4,784	130,266
ENEOS Holdings, Inc.	70,880	371,847
Fast Retailing Co. Ltd.	905	305,294
Fuji Electric Co. Ltd.	510	27,265
FUJIFILM Holdings Corp.	2,278	47,131
Fujikura Ltd.	4,682	191,146
Fujitsu, Ltd.	10,090	177,247
Hikari Tsushin, Inc.	93	20,186
Hitachi Construction Machinery Co. Ltd.	1,977	43,817
Hitachi, Ltd.	21,950	537,557
Hoya Corp.	3,102	384,978
Idemitsu Kosan Co. Ltd.	45,331	298,596
Inpex Corp. (d)	21,730	273,395
Isuzu Motors Ltd.	4,320	58,767
ITOCHU Corp.	7,070	347,663
Japan Airlines Co. Ltd.	14,041	221,348
Japan Exchange Group, Inc.	5,453	60,503
Japan Post Bank Co. Ltd.	10,073	95,206
Japan Post Holdings Co. Ltd.	23,229	218,765
Japan Post Insurance Co. Ltd.	14,812	272,068
Japan Tobacco, Inc.	6,038	154,892
Kajima Corp.	1,979	35,849
Kansai Electric Power Co., Inc.	21,127	234,169
Kao Corp.	1,400	56,646
Kawasaki Kisen Kaisha Ltd.	5,762	81,975
KDDI Corp.	1,912	60,898
Keyence Corp.	158	64,222
Kirin Holdings Co. Ltd.	3,453	44,834
Komatsu, Ltd.	564	15,365
Konami Holdings Corp.	1,435	134,273
Lasertec Corp.	436	40,873
Marubeni Corp.	9,658	144,953
MatsukiyoCocokara & Co.	11,386	165,768
McDonald's Holdings Co. Japan Ltd.	384	15,084
Mitsubishi Chemical Group Corp.	49,609	250,557
Mitsubishi Corp.	13,910	227,592
Mitsubishi Electric Corp.	6,630	111,953
Mitsubishi Estate Co. Ltd.	2,494	34,621
Mitsubishi HC Capital, Inc.	26,984	177,831
Mitsubishi Heavy Industries, Ltd.	14,775	206,022
Mitsubishi UFJ Financial Group, Inc.	45,176	527,416
Mitsui & Co. Ltd.	13,637	282,819
Mitsui Chemicals, Inc.	2,115	46,169
Mizuho Financial Group, Inc.	18,464	450,753
MonotaRO Co. Ltd.	26,935	457,728
MS & AD Insurance Group Holdings, Inc.	5,584	120,601
NEC Corp.	1,282	109,710
Nintendo Co. Ltd.	2,918	169,950
Nippon Sanso Holdings Corp.	437	12,126
Nippon Steel Corp.	4,161	83,618
Nippon Telegraph & Telephone Corp.	300,555	300,213
Nippon Yusen KK	1,184	39,408
Nitori Holdings Co. Ltd.	578	68,489
Nitto Denko Corp.	1,230	20,564
Nomura Holdings, Inc.	23,164	134,394
Obayashi Corp.	1,346	17,723
Olympus Corp.	13,449	200,797
Ono Pharmaceutical Co. Ltd.	6,737	70,142
Oracle Corp.	882	84,413
ORIX Corp.	7,117	152,901
Otsuka Holdings Co. Ltd.	4,458	242,515
Panasonic Holdings Corp.	30,827	315,071
Rakuten, Inc. (a)	14,576	78,528
Recruit Holdings Co. Ltd.	13,538	940,998
Renesas Electronics Corp.	3,913	49,519
Resona Holdings, Inc.	14,631	105,472
Ricoh Co. Ltd.	34,091	387,160
SBI Holdings, Inc.	1,493	37,498
Seiko Epson Corp.	8,737	157,642
Sekisui House Ltd.	3,875	92,396
Seven & i Holdings Co. Ltd.	13,209	207,086
Shin-Etsu Chemical Co. Ltd.	1,001	32,970
Shiseido Co. Ltd.	13,674	241,800
Shizuoka Financial Group, Inc.	3,886	31,516
SoftBank Corp.	24,954	31,500
SoftBank Group Corp.	564	32,230
Sompo Holdings, Inc.	10,884	282,007
Sony Group Corp.	5,545	116,864
Subaru Corp.	21,964	390,263
Sumitomo Corp.	9,738	210,742
Sumitomo Electric Industries Ltd.	13,656	244,135
Sumitomo Mitsui Financial Group, Inc.	21,214	509,141
Sumitomo Mitsui Trust Group, Inc.	4,119	96,218
Suzuki Motor Corp.	4,745	53,165
Sysmex Corp.	8,913	163,417
T&D Holdings, Inc.	2,732	50,006
TDK Corp.	10,110	130,203
Tokio Marine Holdings, Inc.	9,142	328,089
Tokyo Electron, Ltd.	1,667	250,582
Tokyo Gas Co. Ltd.	11,827	327,687
TOPPAN Holdings, Inc.	1,722	45,681
Toyota Motor Corp.	22,625	441,759
Toyota Tsusho Corp.	12,490	220,880
Trend Micro, Inc. (a)	5,062	272,908
Yakult Honsha Co. Ltd.	1,457	27,599
Yokogawa Electric Corp.	2,135	45,410
Z Holdings Corp.	9,730	25,727
Zensho Holdings Co. Ltd.	7,785	440,886
ZOZO, Inc.	17,463	537,824
		21,258,663

Jersey - 0.1%
Glencore PLC	28,495	125,496

Jordan - 0.1%
Hikma Pharmaceuticals PLC	4,111	102,494

Luxembourg - 0.3%
CVC Capital Partners PLC (a)(b)	8,385	185,417
Eurofins Scientific SE (a)	425	21,676
Tenaris SA	6,345	119,784
		326,877

Netherlands - 4.0%
ABN AMRO Bank NV (b)	12,068	186,228
Adyen NV (a)(b)	34	50,527
Aegon Ltd.	13,697	81,507
ArcelorMittal SA	3,223	74,884
Argenx SE (a)	59	36,445
ASML Holding NV	1,644	1,151,516
Euronext NV (b)	1,329	149,097
EXOR NV	4,514	413,825
Ferrari NV	451	192,441
Havas NV (a)	20,243	34,020
Heineken Holding NV	1,976	118,471
ING Groep NV	15,678	245,699
JDE Peet's NV	3,027	52,007
Koninklijke Ahold Delhaize NV	16,450	537,578
Koninklijke KPN NV	26,765	97,597
Koninklijke Philips NV (a)	2,727	69,078
NN Group NV	4,855	211,720
Randstad Holding NV	4,762	200,492
Universal Music Group NV	2,591	66,276
Wolters Kluwer NV	2,409	400,242
		4,369,650

New Zealand - 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	12,639	271,652
Xero Ltd. (a)	1,703	177,219
		448,871

Norway - 0.7%
DNB Bank ASA	2,740	54,702
Equinor ASA	5,640	133,775
Gjensidige Forsikring ASA	4,653	82,159
Kongsberg Gruppen ASA	2,486	279,692
Orkla ASA	16,541	143,099
Telenor ASA	5,412	60,383
		753,810

Poland - 0.2%
InPost SA (a)	15,603	266,377

Portugal - 0.2%
Galp Energia SGPS SA	1,006	16,674
Jeronimo Martins SGPS SA	12,689	242,505
		259,179

Singapore - 1.5%
DBS Group Holdings, Ltd.	10,771	345,162
Oversea-Chinese Banking Corp. Ltd.	23,733	289,853
Sea Ltd. - ADR (a)	1,703	180,688
Singapore Airlines Ltd.	37,701	177,740
Singapore Exchange, Ltd.	26,601	247,964
Singapore Telecommunications Ltd.	62,221	140,173
United Overseas Bank, Ltd.	7,372	195,770
Wilmar International Ltd.	22,047	50,041
		1,627,391

Spain - 2.6%
ACS, Actividades de Construccion y Servicios SA	8,391	420,494
Aena SME SA (b)	290	59,189
Amadeus IT Holdings SA	526	37,127
Banco Bilbao Vizcaya Argentaria SA	43,108	421,788
Banco de Sabadell SA	75,905	147,504
Banco Santander SA	105,968	490,235
CaixaBank SA	23,506	127,618
Ferrovial SE	605	25,395
Grifols SA (a)	3,355	31,705
Iberdrola SA	13,793	190,071
Industria de Diseno Textil SA	10,389	532,166
Telefonica SA	78,467	320,215
		2,803,507

Sweden - 2.5%
Assa Abloy AB - Class B	2,676	79,039
Atlas Copco AB - Class A	12,210	186,345
Atlas Copco AB - Class B	9,073	122,585
Essity AB - Class B	3,279	87,675
Evolution AB (b)	250	19,279
H & M Hennes & Mauritz AB - Class B	28,099	378,742
Industrivarden AB	1,341	42,356
Industrivarden AB - Class C	1,333	42,135
Indutrade AB	1,448	36,282
Investment AB Latour - Class B	1,095	27,313
Investor AB (a)	11,296	299,196
Lifco AB (a)	1,279	37,071
Saab AB – Class B	2,239	47,304
Securitas AB - Class B	3,852	47,626
Skandinaviska Enskilda Banken AB - Class A	9,220	126,352
Skanska AB - Class B	2,258	47,480
Spotify Technology SA (a)	493	220,558
Svenska Handelsbanken AB - Class A	3,277	33,835
Swedbank AB - Class A	4,188	82,696
Swedish Orphan Biovitrum AB (a)	3,749	107,678
Tele2 AB - B Shares - Class B	10,644	105,104
Telefonaktiebolaget LM Ericsson - Class B	38,368	310,722
Telia Co. AB	43,672	121,386
Volvo AB - Class B	1,420	34,509
		2,643,268

Switzerland - 6.7%
ABB, Ltd.	5,674	306,388
Baloise Holding AG	591	107,091
Cie Financiere Richemont SA	817	123,591
Coca-Cola HBC AG	2,925	99,923
Dufry AG	4,279	171,775
EMS-Chemie Holding AG	89	60,055
Geberit AG	308	174,674
Givaudan SA	33	144,256
Holcim AG	3,328	320,436
Kuehne & Nagel International AG	1,088	249,635
Logitech International SA	2,971	245,245
Lonza Group AG	69	40,727
Nestle SA	10,668	875,237
Novartis AG	10,890	1,060,221
Partners Group Holding AG	260	353,156
Roche Holding AG	437	130,531
Roche Holding AG	3,616	1,011,058
Sandoz Group AG	1,574	64,522
Schindler Holding AG	223	60,835
Schindler Holding AG	210	58,020
SGS SA	2,900	290,921
Sonova Holding AG	356	116,415
STMicroelectronics NV	3,906	97,833
Straumann Holding AG	991	124,828
Swatch Group AG	188	34,171
Swiss Life Holding AG	194	149,781
Swiss Re AG	1,293	187,271
UBS Group AG	5,921	181,282
VAT Group AG (b)	316	119,484
Zurich Insurance Group AG	439	261,102
		7,220,464

United Kingdom - 12.0%
3i Group PLC	12,969	577,289
Admiral Group PLC	9,072	299,701
Associated British Foods PLC	3,738	95,350
AstraZeneca PLC	8,426	1,098,574
Auto Trader Group PLC (b)	50,360	498,303
Aviva PLC - Class B (a)	12,456	73,006
BAE Systems PLC	19,410	278,440
Barclays PLC	106,472	356,168
Berkeley Group Holdings PLC	1,151	56,015
BP PLC	108,546	536,537
British American Tobacco PLC	10,175	367,160
Bunzl PLC	3,422	140,901
Centrica PLC	185,604	309,656
Coca-Cola Europacific Partners PLC	739	56,763
Compass Group PLC	2,100	69,874
Diageo PLC	2,901	92,187
Entain PLC	1,543	13,246
GSK PLC	21,282	358,968
Haleon PLC	8,476	39,965
Hargreaves Lansdown PLC	31,796	436,308
HSBC Holdings PLC	87,250	857,061
Imperial Brands PLC	8,302	265,487
InterContinental Hotels Group PLC	1,440	179,169
J Sainsbury PLC	84,144	287,530
JD Sports Fashion PLC	185,307	221,486
Kingfisher PLC	90,718	281,983
Lloyds Banking Group PLC	307,915	210,283
London Stock Exchange Group PLC	950	134,096
Marks & Spencer Group PLC	8,467	39,652
National Grid PLC	1,937	23,012
NatWest Group PLC	47,236	236,710
Next PLC	3,653	433,325
Reckitt Benckiser Group PLC	945	57,201
RELX PLC	11,435	518,106
Rio Tinto PLC	4,322	255,127
Rolls-Royce Holdings PLC (a)	52,481	372,161
Sage Group PLC	24,883	395,351
Shell PLC	24,199	754,303
Smith & Nephew PLC	4,009	49,681
Standard Chartered PLC	18,740	230,711
Taylor Wimpey PLC	21,399	32,569
Tesco PLC	89,024	409,451
Unilever PLC	5,131	291,545
Vodafone Group PLC	476,598	406,574
Wise PLC - Class A (a)	23,705	315,070
		13,012,055

United States - 0.1%
RB Global, Inc.	748	67,512
TOTAL COMMON STOCKS (Cost $75,742,497)		106,164,487

INVESTMENT COMPANIES - 0.4%	Shares	Value
Canada – 0.0%(c)
iShares MSCI Canada ETF (d)	1,010	40,703

Japan – 0.4%
iShares MSCI EAFE ETF (d)	5,691	430,297
TOTAL INVESTMENT COMPANIES (Cost $435,323)		470,100

REAL ESTATE INVESTMENT TRUSTS - 0.3%	Shares	Value
Australia - 0.2%
Goodman Group	8,125	178,603
Scentre Group, Ltd.	17,567	37,187
		215,790

France - 0.1%
Klepierre	3,025	87,119
Unibail-Rodamco-Westfield	993	74,787
		161,906
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $402,688)		377,696

PREFERRED STOCKS - 0.1%	Shares	Value
Germany - 0.1%
Henkel AG & Co. KGaA, 0.00%,	523	45,886
Porsche Automobil Holding SE, 0.00%,	697	26,264
TOTAL PREFERRED STOCKS (Cost $68,734)		72,150

WARRANTS - 0.0%(c)	Contracts	Value
Canada - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(e)	282	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 3.7%		Value
Investments Purchased with Proceeds from Securities Lending - 3.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (f)	3,993,149	3,993,149

Money Market Funds - 0.0%(c)	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (f)	502	502
TOTAL SHORT-TERM INVESTMENTS (Cost $3,993,651)		3,993,651

TOTAL INVESTMENTS - 102.8% (Cost $80,642,893)		111,078,984
Liabilities in Excess of Other Assets - (2.8)%		(3,054,190)
TOTAL NET ASSETS - 100.0%		$108,024,794
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $2,752,088 or 2.5% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $3,894,758 which represented 3.6% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Sector Classification as of December 31, 2024 (% of Net Assets)

Financials	$25,819,686	24.0%
Industrials	18,822,680	17.3
Consumer Discretionary	12,985,313	12.4
Health Care	12,862,274	11.9
Consumer Staples	10,020,534	9.2
Information Technology	9,112,516	8.4
Energy	5,962,765	5.5
Communication Services	4,838,811	4.6
Materials	4,079,171	3.7
Utilities	1,599,686	1.4
Real Estate	510,897	0.3
Investments Purchased with Proceeds from Securities Lending	3,993,149	3.7
Money Market Funds	502	0.0
Liabilities in Excess of Other Assets	(2,583,190)	(2.4)
	108,024,794	100.0%